Commitments and Contingencies - Schedule of Guarantees Received from Financial Institutions (Details) - Dec. 31, 2025 ₫ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	VND (₫)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 3,037,327	$ 143,296	₫ 231,830
Guarantee for payment in Korean currency | Hana Bank
Disclosure of detailed information about borrowings [line items]
Limit | ₩	4,000
Guarantee for payment in Korean currency | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Limit | ₩	754
Guarantee for payment in Korean currency | Woori Bank
Disclosure of detailed information about borrowings [line items]
Limit | ₩	100
Comprehensive credit line and others | Hana Bank
Disclosure of detailed information about borrowings [line items]
Limit	2,900	10,300
Guarantee for payment in foreign currency | Kookmin Bank
Disclosure of detailed information about borrowings [line items]
Limit | $		3,186
Guarantee for payment in foreign currency | Woori Bank
Disclosure of detailed information about borrowings [line items]
Limit | $		7,000
Refund guarantee for advances received | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Limit | $		29,915
Guarantee for payment in foreign currency and others | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Limit | $		80,030
Corporate card issuance guarantee | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Limit | ₫			₫ 231,830
Performance guarantee and others | Woori Bank
Disclosure of detailed information about borrowings [line items]
Limit | $		180
Performance guarantee and others | Seoul Guarantee Insurance Company
Disclosure of detailed information about borrowings [line items]
Limit	464,868	1,170
Performance guarantee and others | Korea Software Financial Cooperative
Disclosure of detailed information about borrowings [line items]
Limit | ₩	1,700,592
Performance guarantee and others | Korea Specialty Contractor Financial Cooperative
Disclosure of detailed information about borrowings [line items]
Limit | ₩	135
Performance guarantee and others | Korea Housing Finance Corporation
Disclosure of detailed information about borrowings [line items]
Limit | ₩	25,526
Performance guarantee and others | Information & Communication Financial Cooperative
Disclosure of detailed information about borrowings [line items]
Limit | ₩	₩ 838,452
Performance guarantee and others | ACE American Fire and Marine Insurance Company
Disclosure of detailed information about borrowings [line items]
Limit | $		10,000
Guarantees for depositions | HSBC
Disclosure of detailed information about borrowings [line items]
Limit | $		$ 1,515